Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings and Comprehensive Earnings - Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 30, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Expenses:
Directors' fees													$ 720		$ 707		$ 762
Earnings before income taxes	8,888	8,772	8,503	6,924	6,514	7,115	6,684	4,862	4,267	5,643	5,122	4,631	33,087		25,175		19,663
Federal income tax benefits													(12,310)		(9,306)		(7,515)
Net earnings	6,100	5,351	5,154	4,172	4,163	4,481	4,247	2,978	2,715	3,459	3,149	2,825	20,777		15,869		12,148
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale-securities arising during period, net of taxes of $2,454, $4,231 and $1,158, respectively													3,617		(6,868)		1,707
Reclassification adjustments for net gains included in net earnings, net of taxes of $209, $30 and $100, respectively													(336)		(48)		(160)
Other comprehensive earnings (losses)													3,617		(6,868)		1,707
Comprehensive earnings													24,394		9,001		13,855
Wilson Bank Holding Company [Member]
Expenses:
Directors' fees													351		337		319
Other													191		83		88
Earnings before income taxes													(542)		(420)		(407)
Federal income tax benefits													212		173		173
Non-interest expense													(330)		(247)		(234)
Equity in undistributed earnings of commercial bank subsidiary													21,107	[1]	16,116	[1]	12,382	[1]
Net earnings													20,777		15,869		12,148
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale-securities arising during period, net of taxes of $2,454, $4,231 and $1,158, respectively													3,953		(6,820)		1,867
Reclassification adjustments for net gains included in net earnings, net of taxes of $209, $30 and $100, respectively													(336)		(48)		(160)
Other comprehensive earnings (losses)													3,617		(6,868)		1,707
Comprehensive earnings													$ 24,394		$ 9,001		$ 13,855

[1]	Eliminated in consolidation.